Xtrackers US National Critical Technologies ETF Expense Example - Xtrackers US National Critical Technologies ETF - Xtrackers US National Critical Technologies ETF	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443